Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock Based Compensation [Abstract]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions

The fair value of service-based stock options granted to employees and non-employees was estimated on the grant date using the Black-Scholes valuation model with the following assumptions:

	June 30, 2026	June 30, 2025
Dividend yield	0%	0%
Expected term	6 years	6 years
Risk-free interest rates	3.86%-4.25%	4.02%-4.42%
Expected volatility	102.09-105.65%	104.47%-106.86%

The fair value of service-based stock options granted to employees and non-employees was estimated on the grant date using the Black-Scholes valuation model with the following assumptions:

	2025	2024
Dividend yield	0%	0%
Expected term	6 years	6 years
Risk-free interest rates	3.93% - 4.42%	3.54% - 4.66%
Expected volatility	104.47% - 106.98%	113.65% - 134.87%

The following assumptions were used to estimate the fair value of this award:

Stock price on date of grant	$1.63
Exercise Price	$2.00
Dividend Yield	-
Risk-free interest rate	4.25%
Expected volatility	80.01%

Schedule of activity under the Company's stock options plans for service-based and market-based stock options

The following table summarizes activity under the Company’s stock options plans for service-based and market-based stock options:

	Number of Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Intrinsic Value
Outstanding as of December 31, 2025	6,280,284	$2.92	6.67	$5,576,041
Granted	1,530,939	5.00	-	-
Forfeited	(21,246)	12.53	-	-
Outstanding as of June 30, 2026	7,789,977	3.25	6.94	$389,876
Vested and exercisable as of June 30, 2026	5,787,962	$2.37	6.07	$5,672,203

The following table summarizes activity under the Company’s stock options plans for service-based and market-based stock options:

	Number of Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Intrinsic Value
Outstanding as of January 1, 2024	6,117,462	$1.90	8.16	$24,225,150
Granted	705,000	$7.79	7.71	1,360,650
Forfeited	(465,000)	$4.12	-	-
Exercised	(283,400)	$1.03
Outstanding as of December 31, 2024	6,074,062	$2.45	7.61	69,204,153
Granted	520,751	$10.54	-	-
Forfeited	(314,529)	$6.35	-	-
Outstanding as of December 31, 2025	6,280,284	$2.92	6.67	$5,576,041
Vested and exercisable as of December 31, 2025	5,569,238	$2.10	6.39	$9,507,796

Schedule of restricted stock unit activity

The following table summarizes the restricted stock unit activity during the six months ended June 30, 2026:

	Shares Outstanding	Weighted Average Grant Date Fair Value
Unvested balance-December 31, 2025	661,882	$9.93
Granted	876,400	5.37
Vested	(266,709)	9.62
Forfeited or canceled	(7,430)	12.45
Unvested balance-June 30, 2026	1,264,143	$6.82

The following table summarizes the restricted stock unit activity during the years ended December 31, 2025 and 2024:

	Shares Outstanding	Weighted Average Grant Date Fair Value
Unvested balance-January 1, 2024	-	$-
Granted	390,686	10.00
Vested	(31,335)	9.84
Unvested balance-December 31, 2024	359,351	10.01
Granted	493,560	9.93
Vested	(135,822)	12.02
Forfeited or canceled	(55,207)	11.38
Unvested balance-December 31, 2025	661,882	$9.93

Schedule of Vesting Options Based on Sustained Market Capitalization	Additionally, in October 2022 the Board of Directors granted 2,250,000 options at an exercise price of $2.00, to both the CEO and COO, for a total of 4,500,000 options, with vesting of options based on Sustained Market Capitalization targets as follows:

Vesting Trigger	Number of Options Vested
On the date Sustained Market Capitalization first equals or exceeds $29,268,520	900,000
On the date Sustained Market Capitalization first equals or exceeds $58,537,040	900,000
On the date Sustained Market Capitalization first equals or exceeds $117,074,080	900,000
On the date Sustained Market Capitalization first equals or exceeds $175,611,120	900,000
On the date Sustained Market Capitalization first equals or exceeds $234,148,160	900,000